BORROWINGS - Additional Information (Details) $ in Millions, $ in Millions		6 Months Ended
	Nov. 06, 2019 CAD ($)	Jun. 30, 2020 USD ($) extension	Apr. 07, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Oct. 07, 2019 CAD ($)	Sep. 10, 2018 CAD ($)
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		$ 1,975
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		13
Subsidiary and corporate borrowings		$ 1,210		$ 820
Letter of credit outstanding amount		55		54
Increase (decrease) in corporate borrowings		$ 390
Corporate revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		1.20%
Medium-term Notes, Maturing September 11, 2028 [Domain]
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings		$ 516		384
Medium-term Notes, Maturing September 11, 2028 [Domain] | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.20%
Revolving credit facility with Brookfield
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		$ 500
Subsidiary and corporate borrowings		$ 0		0
Borrowings, number of extensions | extension		4
Commitment fees		$ 0
Revolving credit facility with Brookfield | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		1.80%
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings		$ 17,860		18,544
Increase in borrowings		(700)
Proceeds from non-current borrowings		200
Syndicated Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		$ 1,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		42
Subsidiary and corporate borrowings		$ 0		0
Syndicated Revolving Credit Facility [Member] | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		2.10%
Medium-term Notes, Maturing October 9, 2029 [Domain]
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings		$ 516		$ 386
Medium-term Notes, Maturing October 9, 2029 [Domain] | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.40%
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium-term Notes, Maturing September 11, 2028 [Domain]
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 200			$ 500
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium-term Notes, Maturing September 11, 2028 [Domain] | Fixed interest rate | Canada, Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.20%			4.20%
Borrowings, Effective Interest Rate			4.10%
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium-term Notes, Maturing September 11, 2028 and October 9, 2029, Combined [Domain] [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 400
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium-term Notes, Maturing October 9, 2029 [Domain]
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 200		$ 500
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium-term Notes, Maturing October 9, 2029 [Domain] | Fixed interest rate | Canada, Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.40%		3.40%
Borrowings, Effective Interest Rate			4.10%
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium Term Notes, Maturing October 30, 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Extinguishment of Debt, Amount	$ 375
Pro Forma [Member] | Syndicated Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		44
Pro Forma [Member] | Syndicated Revolving Credit Facility [Member] | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		2.20%